Share Capital (Details)							12 Months Ended
	Aug. 15, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Nov. 01, 2022 USD ($) shares	May 22, 2022 shares	Mar. 09, 2022 USD ($) $ / shares shares	Mar. 09, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 09, 2022 CAD ($)
Disclosure of classes of share capital [line items]
Share issue							$ 4,006,157	$ 1,073,244
Fair value warrants					$ 1,022,915
Increase in share capital					$ 927,463	$ 927,463	46,006,402	42,503,660
Subordinate voting shares (in Shares) | shares			19,391						165,200
Total proceeds private placement warrants									$ 1,029,600
Subordinate voting shares cancelled (in Shares) | shares				1,219,762
Total repurchase price									$ 255,525
Subordinate voting value			$ 13,816
Settlement of debt			$ 92,825
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Subordinate voting per share (in Dollars per share) | $ / shares		$ 1.927
Share issue (in Shares) | shares		556,954
Share issue		$ 1,073,244
Private Placements [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares										$ 9.42
Subordinate voting shares (in Shares) | shares									1,248,440
Warrant expiry term									Mar. 16, 2024
Private Placements [Member]
Disclosure of classes of share capital [line items]
Private placement (in Shares) | shares	3,636,363				2,729,748
Purchase price per unit (in Dollars per share) | $ / shares	$ 1.1
Gross proceeds	$ 4,000,000						$ 5,457
Exercise price | (per share)					$ 0.0001	$ 4.4
Subordinate voting shares (in Shares) | shares							3,600
Subordinate voting per share (in Dollars per share) | $ / shares							$ 1.5158
Pre-fund warrants (in Shares) | shares					300,000
Offering price per share (in Dollars per share) | $ / shares						$ 4.3999
Common shares (in Shares) | shares					3,029,748
Warrants [Member]
Disclosure of classes of share capital [line items]
Gross proceeds					$ 10,424,453	$ 10,424,453					$ 13,330,861
Exercise price | (per share)	$ 2									6.25
Exercise price per share (in Dollars per share) | $ / shares						$ 6.25				$ 7.11
Fair value warrants					7,007,643
Cash received					$ 30
Increase in share capital									$ 5,887,616	$ 5,887,616
Subordinate voting shares (in Shares) | shares									1,781,308
Warrant expiry term									Apr. 09, 2025
Total proceeds private placement warrants									$ 15,255,979
Grant date fair value									$ 535,009
Broker warrants (in Shares) | shares									242,380
Share price (in Dollars per share) | $ / shares										$ 3.78
Expected dividend									0.00%
Expected volatility									136.00%
Risk-free interest rate									1.62%
Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Disclosure of classes of share capital [line items]
Exercise price per share (in Dollars per share) | $ / shares										$ 6.25
Fair value warrants									$ 535,009
Other fee and commission expense									$ 1,080,584
Non-transferable broker warrants (in Shares) | shares									242,380
Issuance costs									$ 1,615,593
Net income as the cost of issuance									695,170
Reduction warrants									$ 102,138